Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Dividends Paid and Proposed
The dividends paid and proposed in respect of each class of share capital are as follows:

	2019 € m	2018 € m	2017 € m
Dividends to shareholders
Preference
5% Cumulative Preference Shares € 3,175 (2018: € 3,175; 2017: € 3,175)	-	-	-
7% ‘A’ Cumulative Preference Shares € 77,521 (2018: € 77,521; 2017: € 77,521)	-	-	-
Equity
Final - paid 52.40c per Ordinary Share (2018: 48.80c; 2017: 46.20c)	425	409	386
Interim - paid 20.00c per Ordinary Share (2018: 19.60c; 2017: 19.20c)	159	163	160
Total	584	572	546

Reconciliation to Consolidated Statement of Cash Flows
Dividends to shareholders	584	572	546
Less: issue of scrip shares in lieu of cash dividends (note 31)	-	(51)	(77)
Dividends paid to equity holders of the Company	584	521	469
Dividends paid by subsidiaries to non-controlling interests	10	12	8
Total dividends paid	594	533	477

Dividends proposed (memorandum disclosure)
Equity
Final 2019 - proposed 63.00c per Ordinary Share (2018: 52.40c; 2017: 48.80c)	495	425	409